CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Mortgage-backed securities, at fair value
Pledged to counterparties	$ 3,719,906	$ 3,584,354
Unpledged	6,989	6,567
Total mortgage-backed securities	3,726,895	3,590,921
Cash and cash equivalents	220,143	193,770
Restricted cash	79,363	84,885
Accrued interest receivable	9,721	12,404
Derivative Assets	20,999	0
Receivable for securities sold, pledged to counterparties	414	0
Other assets	516	100
Total Assets	4,058,051	3,882,080
Liabilities
Outstanding repurchase obligations	3,595,586	3,448,106
Dividends Payable	4,970	5,045
Derivitive Liabilities	33,227	20,658
Accrued interest payable	1,157	11,101
Due to affiliates	632	622
Other Liabilities	7,188	1,041
Total Liabilities	3,642,760	3,486,573
Stockholders' Equity
Preferred stock, $0.01 par value	0	0
Common Stock, $0.01 par value	761	631
Additional paid in capital	432,524	414,998
Accumulated deficit	(17,994)	(20,122)
Total Stockholders Equity	415,291	395,507
Total Liabilities and Stockholders Equity	4,058,051	3,882,080
Residential Mortgage Backed Securities [Member]
Mortgage-backed securities, at fair value
Accrued interest receivable	$ 9,636	$ 12,367